Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15 - Commitments and Contingencies

Lease Commitments

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of September 30, 2018 are payable as follows:

Year ended March 31,	(Unaudited)
2019	$70,595
2020	141,588
2021	35,588
$247,771

Employment Commitments

Mr. Chee Boon Chiew was appointed as the Chief Executive Officer of the Group and our director of the Group effective on December 1, 2017, and Mr. Yi Luo was appointed as the Chief Financial Officer of the Group effective on February 1, 2018. Under the Service Agreement, Mr. Chee Boon Chiew and Mr. Yi Luo receive a monthly salary of $8,000 and $6,500, respectively, and the monthly salary of Mr. Chee Boon Chiew will be increased to $10,000 after 3 months’ probation.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of September 30, 2018 and through the issuance date of these consolidated financial statements.

Note 16 - Commitments and Contingencies

Lease Commitments

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of March 31, 2018 are payable as follows:

Year ended March 31,

2019	$140,442
2020	141,588
2021	35,588
$317,618

Employment Commitments

Mr. Chee Boon Chiew was appointed as the Chief Executive Officer of the Company and our director of the Company effective on December 1, 2017, and Mr. Yi Luo was appointed as the Chief Financial Officer of the Company effective on February 1, 2018. Under the Service Agreement, Mr. Chee Boon Chiew and Mr. Yi Luo will receive a monthly salary of $8,000 and $6,500, respectively, and the monthly salary of Mr. Chee Boon Chiew will be increased to $10,000 after 3 months’ probation.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of March 31, 2017 and through the issuance date of these consolidated financial statements.